Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation
The interim financial information included in this report has been prepared in accordance with IAS 34 'Interim Financial Reporting'.
The results for the interim periods are unaudited and, in the opinion of management, include all adjustments necessary for a fair presentation of the results for each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and related notes for the year ended 31 December 2022 included in BP Annual Report and Form 20-F 2022.
The directors consider it appropriate to adopt the going concern basis of accounting in preparing these interim financial statements.
bp prepares its consolidated financial statements included within BP Annual Report and Form 20-F on the basis of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the UK, and European Union (EU), and in accordance with the provisions of the UK Companies Act 2006 as applicable to companies reporting under international accounting standards. IFRS as adopted by the UK does not differ from IFRS as adopted by the EU except for Pillar Two amendments noted below. IFRS as adopted by the UK and EU differ in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the periods presented.
The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in preparing BP Annual Report and Form 20-F 2023 which are the same as those used in preparing BP Annual Report and Form 20-F 2022.
In May 2023 the IASB issued International Tax Reform – Pillar Two Model Rules - Amendments to IAS 12 Income Taxes to clarify the application of IAS 12 to tax legislation enacted or substantively enacted to implement Pillar Two of the Organisation for Economic Co-operation and Development’s Base Erosion and Profit Shifting project, which aims to address the tax challenges arising from the digitalisation of the economy. The amendments include a mandatory temporary exception from accounting for deferred tax on such tax law. The amendments were adopted by the UK in July and are yet to be adopted by the EU, however no impact is expected on the financial statements for 2023.
There are no other new or amended standards or interpretations adopted from 1 January 2023 onwards, including IFRS 17 'Insurance Contracts,' that have a significant impact on the financial information.
In July 2023 the UK government enacted legislation to implement the Pillar Two rules. The legislation is effective for bp from 1 January 2024 and includes an income inclusion rule and a domestic minimum tax, which together are designed to ensure a minimum effective tax rate of 15% in each country in which the group operates. Similar legislation is being enacted by other governments around the world. As a result of the amendments to IAS 12, no impact is expected on the financial statements in 2023, and work is ongoing to assess the potential impact in the 2024 financial statements.

Updates to significant accounting policies
Significant accounting judgements and estimates
bp's significant accounting judgements and estimates were disclosed in BP Annual Report and Form 20-F 2022. These have been subsequently considered at the end of each quarter to determine if any changes were required to those judgements and estimates. No significant changes were identified.
Investment in Rosneft
Since the first quarter 2022, bp accounts for its interest in Rosneft and its other businesses with Rosneft within Russia, as financial assets measured at fair value within ‘Other investments’. It is considered by management that any measure of fair value, other than nil, would be subject to such high measurement uncertainty that no estimate would provide useful information even if it were accompanied by a description of the estimate made in producing it and an explanation of the uncertainties that affect the estimate. Accordingly, it is not currently possible to estimate any carrying value other than zero when determining the measurement of the interest in Rosneft and the other businesses with Rosneft within Russia as at 30 June 2023.